Vessels, Net	9 Months Ended
Sep. 30, 2016
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	-	201,684
Ending balance	201,684	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(6,301)	(1,844)
Ending balance	(8,145)	(1,844)

Net book value	193,539	199,840

All vessels are mortgaged to secured loans (Note 7).

On September 26, 2016, the Company entered into separate agreements with an unaffiliated third party for the purchase of two second hand Capesize vessels for a gross purchase price of $20,750 per vessel. On November 30, 2016, the Company acquired the first of the two vessels, the 2010 Capesize, 178,838 DWT vessel M/V Lordship.  The acquisition was financed through a $7,500 loan with Northern Shipping Fund III LP, or NSF (Note 15), $10,250 was financed through the Jelco Loan Facility (Note 15) and $3,000 by cash on hand. The second vessel is expected to be delivered during December 2016, subject to the satisfaction of certain closing conditions. The initial deposit for the purchase of these two vessels was financed by a loan facility entered into with Jelco on October 4, 2016 (Note 15).